General Information, details (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) teu	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Capacity By Subsidiary And Fees [Line Items]
Monthly management fee, laid up vessels | $	$ 697	$ 604	$ 0
Likiep Shipping Company Inc (Note 13) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Orangina Inc (Note 13) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Rongerik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Dud Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,042
Mago Shipping Company Inc (Note 13) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Eluk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Oruk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Delap Shipping Company Inc (Notes 5 and 13) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Jabor Shipping Company Inc (Notes 5 and 13) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Meck Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Langor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Kapa Shipping Company Inc (Note 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Utirik Shipping Company Inc (Note 5) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739